Godfrey & Kahn, S.C.
                   Attorneys at Law
                780 North Water Street
              Milwaukee, Wisconsin 53202
              Telephone:  (414) 273-3500
                 Fax:  (414) 273-5198

                   January 26, 2001

VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

     Re:  Kopp Funds, Inc. (the "Fund") (Registration Nos. 333-29687;811-8267)

Ladies and Gentlemen:

     In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-
Effective Amendment No. 4 to the Fund's Registration
Statement on Form N-1A as required by Rule 497(c) under the Securities Act, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that
(i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 4, and (ii) the text of the Fund's Post-Effective
Amendment No. 4 was filed electronically on January 26,
2001 (with an effective date of January 26, 2001).

     Please do not hesitate to contact me if you have any questions regarding this letter.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/ Pamela M. Krill

                              Pamela M. Krill

cc:  Kathy Tillotson
     Cheryl King
     Carol A. Gehl